Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13. Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2013	2014	2015
Income:
Net loss attributable to common shareholders’	(103,424,827)	(19,359,005)	(15,687,132)
Basic earnings per share:
Weighted average common shares – Outstanding	4,544,284	5,479,418	6,410,794
Basic loss per share	(22.76)	(3.53)	(2.45)
Effect of dilutive securities
Weighted average common shares – Outstanding	4,544,284	5,479,418	6,410,794
Diluted loss per share	(22.76)	(3.53)	(2.45)

During 2013, 2014 and 2015, the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was 11,581, 18,395 and 22,443 shares in 2013, 2014 and 2015, respectively.